Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 1,885	$ 2,408
Preferred stock, no par value	$ 0	$ 0
Preferred stock, shares authorized	250	250
Preferred stock, shares issued	0	0
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	50,000	50,000
Common stock, shares issued	17,448	17,178